Consolidated Statement of Changes in Equity - PEN (S/) shares in Thousands, S/ in Thousands	Total	CAM Group [member]	Stracon GyM S.A. [member]	Issued capital [member]	Legal reserve [member]	Voluntary reserve [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Retained earnings [member] CAM Group [member]	Retained earnings [member] Stracon GyM S.A. [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] CAM Group [member]	Non-controlling interests [member]	Non-controlling interests [member] CAM Group [member]	Non-controlling interests [member] Stracon GyM S.A. [member]
Beginning balance, shares (Previously stated [member]) at Dec. 31, 2017				660,054
Beginning balance, shares (Restated balance [member]) at Dec. 31, 2017				660,054
Beginning balance (Previously stated [member]) at Dec. 31, 2017	S/ 2,589,078			S/ 660,054	S/ 132,011	S/ 29,974	S/ 881,795	S/ (169,671)	S/ 589,167			S/ 2,123,330		S/ 465,748
Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	(53,543)								(52,564)			(52,564)		(979)
Beginning balance (Restated balance [member]) at Dec. 31, 2017	2,535,535			660,054	132,011	29,974	881,795	(169,671)	536,603			2,070,766		464,769
Statement [line items]
(Loss) profit for the year | Previously stated [member]	57,415
(Loss) profit for the year	57,415								(83,188)			(83,188)		140,603
Cash flow hedge	119							113				113		6
Adjustment for actuarial gains and losses	16,589								16,589			16,589
Foreign currency translation adjustment	5,733							6,930				6,930		(1,197)
Exchange difference from net investment in a foreign operation	(8,147)							(7,992)				(7,992)		(155)
Total comprehensive income for the year	71,709							(949)	(66,599)			(67,548)		139,257
- Dividend distribution	(102,772)													(102,772)
- Contributions (devolution) of non-controlling shareholders, net	(84,442)													(84,442)
- Additional acquisition of non-controlling interest	(13,633)						(9,583)					(9,583)		(4,050)
- Capital Increase	137,603			S/ 69,380			68,223					137,603
- Capital Increase, shares				69,380
- Deconsolidation of former subsidiary		S/ (24,657)	S/ (29,412)				51,709			S/ (42,878)	S/ (51,709)		S/ (42,878)		S/ 18,221	S/ (29,412)
Total transactions with shareholders	(117,313)			S/ 69,380			110,349		(94,587)			85,142		(202,455)
Total transactions with shareholders, shares				69,380
Ending balance, shares (Previously stated [member]) at Dec. 31, 2018				729,434
Ending balance, shares (Restated balance [member]) at Dec. 31, 2018				729,434
Ending balance, shares at Dec. 31, 2018				729,434
Ending balance (Previously stated [member]) at Dec. 31, 2018	2,489,931			S/ 729,434	132,011	29,974	992,144	(170,620)	375,417			2,088,360		401,571
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	(1,462)								(1,462)			(1,462)
Ending balance (Restated balance [member]) at Dec. 31, 2018	2,488,469			729,434	132,011	29,974	992,144	(170,620)	373,955			2,086,898		401,571
Ending balance at Dec. 31, 2018	2,489,931			729,434	132,011	29,974	992,144	(170,620)	375,417			2,088,360		401,571
Statement [line items]
(Loss) profit for the year | Previously stated [member]	(838,642)
(Loss) profit for the year	(838,642)								(884,721)			(884,721)		46,079
Cash flow hedge	6							6				6
Foreign currency translation adjustment	(8,170)							(6,440)				(6,440)		(1,730)
Exchange difference from net investment in a foreign operation	(456)							(452)				(452)		(4)
Total comprehensive income for the year	(847,262)							(6,886)	(884,721)			(891,607)		44,345
- Dividend distribution	(12,762)													(12,762)
- Contributions (devolution) of non-controlling shareholders, net	(32,996)													(32,996)
- Additional acquisition of non-controlling interest							1,883					1,883		(1,883)
- Capital Increase	280,636			S/ 142,484			138,152					280,636
- Capital Increase, shares				142,484
Total transactions with shareholders	234,878			S/ 142,484			140,035					282,519		(47,641)
Total transactions with shareholders, shares				142,484
Ending balance, shares at Dec. 31, 2019				871,918
Ending balance at Dec. 31, 2019	1,876,085			S/ 871,918	132,011	29,974	1,132,179	(177,506)	(510,766)			1,477,810		398,275
Statement [line items]
(Loss) profit for the year	(190,344)								(217,871)			(217,871)		27,527
Cash flow hedge	(626)							(594)				(594)		(32)
Foreign currency translation adjustment	8,304							8,158				8,158		146
Exchange difference from net investment in a foreign operation	708							708				708
Total comprehensive income for the year	(181,958)							8,272	(217,871)			(209,599)		27,641
- Dividend distribution	(82,412)													(82,412)
- Contributions (devolution) of non-controlling shareholders, net	(15,725)													(15,725)
- Additional acquisition of non-controlling interest	(694)						(605)					(605)		(89)
Total transactions with shareholders	(98,831)						(605)					(605)		(98,226)
Ending balance, shares at Dec. 31, 2020				871,918
Ending balance at Dec. 31, 2020	S/ 1,595,296			S/ 871,918	S/ 132,011	S/ 29,974	S/ 1,131,574	S/ (169,234)	S/ (728,637)			S/ 1,267,606		S/ 327,690